General Information (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ₪ / shares
General Information [Abstract]
Ordinary shares, par value | ₪ / shares		₪ 0.4		₪ 0.4
Accumulated deficit | $	$ (112,093)		$ (83,025)